THE CALVERT FUND

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Calvert Fund (the “Registrant”) (1933 Act File No. 002-76510) certifies (a) that the form of prospectus and statement of additional information dated February 1, 2018 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 115 (“Amendment No. 115”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 115 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-18-000155) on January 29, 2018:

Calvert Income Fund

Calvert Short Duration Income Fund

Calvert Long-Term Income Fund

Calvert Ultra-Short Duration Income Fund (formerly Calvert Ultra-Short Income Fund)

Calvert High Yield Bond Fund

THE CALVERT FUND

By: /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: February 5, 2018